Other Warrants - Additional Information (Detail) - Preferred Stock Warrant [Member]	Feb. 28, 2015 $ / shares shares
Class of Warrant or Right [Line Items]
Number of Shares | shares	3,750
Exercise Price | $ / shares	$ 10.00